Earnings per Common Share - Summary of Effects for Diluted Net Income per Common Share Calculation (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 31, 2015	May. 02, 2015	Nov. 01, 2014	Oct. 31, 2015	Nov. 01, 2014	Jan. 31, 2015	Feb. 01, 2014
Earnings Per Share [Abstract]
Net income	$ 6,762	$ 6,700	$ 4,851	$ 19,775	$ 14,907	$ 26,915	$ 19,541
Weighted average number of common shares outstanding-Basic	58,478,249		48,202,093	52,258,973	48,203,041	48,202,480	48,519,420
Incremental shares from the assumed exercise of outstanding stock options	2,225,337		637,897	1,842,991	212,632	406,870
Weighted average number of common shares outstanding-Diluted	60,703,586		48,839,990	54,101,964	48,415,673	48,609,350	48,519,420
Earnings per common share-Basic	$ 0.12		$ 0.10	$ 0.38	$ 0.31	$ 0.56	$ 0.40
Earnings per common share-Diluted	$ 0.11		$ 0.10	$ 0.37	$ 0.31	$ 0.55	$ 0.40